Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 213,316	$ 1,672,826	$ 1,493,886